EQUITY - Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021
Equity [Abstract]
Warrants outstanding (in shares)	34,019,900	34,020,000
Warrant exercise price (in usd per share)		$ 12.00
Warrant redemption price (in usd per share)	$ 0.01
Warrant stock price threshold (in usd per share)	$ 18.00
Warrant consecutive trading days threshold	10 days